Weighted Average Assumptions used to Determine Plan Costs, Gratuity Plan (Detail) - Gratuity Plan Costs	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets per annum	7.50%	7.50%	8.50%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.10%	8.30%	8.50%
Rate of increase in compensation per annum	5.20%	5.20%	5.20%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.50%	8.45%	8.55%
Rate of increase in compensation per annum	11.00%	11.00%	11.00%